Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest on subordinated debentures									$ 330	$ 248	$ 204
Income before income taxes and equity in undistributed earnings of subsidiaries..									14,199	11,995	8,840
Total income taxes									2,255	4,486	1,920
Net income	$ 3,856	$ 1,746	$ 2,976	$ 3,366	$ 898	$ 1,653	$ 1,741	$ 3,217	11,944	7,509	6,920
Comprehensive Income									10,860	7,622	5,624
Parent Company [Member]
Interest on notes									53	51	52
Dividends from subsidiaries									4,225	4,400	6,900
Interest on notes									185	211	136
Interest on subordinated debentures									330	248	204
Operating expenses									351	332	667
Income before income taxes and equity in undistributed earnings of subsidiaries..									3,412	3,660	5,945
Total income taxes									164	244	256
Equity in undistributed earnings of subsidiaries									8,368	3,605	719
Net income									11,944	7,509	6,920
Comprehensive Income									$ 10,860	$ 7,622	$ 5,624